Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Operating Leases [Abstract]
Operating Leases

Note 7. Operating Leases

As of September 30, 2024, the Company has use of space in three different locations, Hoboken, NJ, Tempe, AZ, and Arlington, VA, under lease or membership agreements, which expire at various dates through November 30, 2028. The Company’s leases do not provide an implicit rate, and the rates implicit in our leases are not readily determinable. Therefore, the Company uses its incremental borrowing rate as the discount rate when measuring operating lease assets and liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. The Company’s leases all contain options to extend or renew the lease or membership term.

The table below reconciles the undiscounted future minimum lease payments under these operating leases to the total operating lease liabilities recognized on the consolidated balance sheet as of September 30, 2024 (in thousands):

Year	Lease Payments Due
2024 (remaining three months)	$88
2025	437
2026	591
2027	515
2028	212
Total minimum payments	1,843
Less: imputed interest	(161)
Present value of operating lease liabilities	1,682
Less: current portion included in other current liabilities	(385)
Long-term operating lease liabilities	$1,297

Other information related to operating lease liabilities consists of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Cash paid for operating lease liabilities (in thousands)	$117	$92	$274	$214
Weighted average remaining lease term in years	3.5	3.9	3.5	3.9
Weighted average discount rate	10%	10%	10%	10%

Note 14 – Operating Leases:

The Company has use of space in five different locations, Hoboken, NJ, Tempe, AZ, Leesburg, VA, Arlington, VA, and Minneapolis, MN, under lease or membership agreements, which expire at various dates through October 31, 2028. The Company’s leases do not provide an implicit rate, and the rates implicit in our leases are not readily determinable. Therefore, the Company uses its incremental borrowing rate as the discount rate when measuring operating lease assets and liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. The Company’s leases all contain options to extend or renew the lease or membership term.

The table below reconciles the undiscounted future minimum lease payments under these operating leases to the total operating lease liabilities recognized on the consolidate balance sheet as of December 31, 2023 (in thousands):

Year	Lease Payments Due
2024	$383
2025	576
2026	592
2027	516
2028	191
Total minimum payments	2,258
Less: imputed Interest	(1,298)
Present value of operating lease liabilities	960
Less: current portion included in other current liabilities	(120)
Long-term operating lease liabilities	840

Other information related to operating lease liabilities consists of the following:

	Year Ended December 31,
	2023	2022

Cash paid for operating lease liabilities (in thousands)	$411	$125
Weighted average remaining lease term in years	3.7	4.7
Weighted average discount rate	10%	10%